File Number: 002-62436
                                            Filed Pursuant to Rule 497(e) of
                                                  the Securities Act of 1933


                                                                July 3, 2017


                              PIONEER BOND FUND

                SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS,
                              DATED APRIL 1, 2017


At a meeting held on June 13, 2017, shareholders of Pioneer Bond Fund approved a proposal to change the Fund's investment objectives.

The following replaces the Fund's investment objectives:

INVESTMENT OBJECTIVES

The fund seeks current income and total return.












                                                                30366-00-0717
                                    (c) 2017 Amundi Pioneer Distributor, Inc.
                                          Underwriter of Pioneer mutual funds
                                                                  Member SIPC